Capitalization and Equity Structure (Schedule of Assumption Used in Valuation) (Details) (Warrants [Member], USD $)	12 Months Ended
Dec. 31, 2014 item
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Dividend yield
Share price at final valuation	$ 1.51
Periods in the model	10
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.60%
Expected term	2 years 1 month 24 days
Volatility	65.00%
Periodic rate	0.13%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.73%
Expected term	4 years 9 months 18 days
Volatility	79.00%
Periodic rate	0.83%